UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY
Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST (Exact name of Registrant as specified in charter)

440 South LaSalle Street Chicago, Illinois 60605-1028 (Address of principal executive offices) (Zip code)

Patrick W. D. Turley Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31
Date of reporting period: 07/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Schedule of Investments

THOMAS WHITE AMERICAN OPPORTUNITIES FUND

Investment Portfolio	July 31, 2009

Sector Issue	Shares	Value
Common Stocks (97.4%)
Aerospace (3.1%)
Alliant Techsystems*	1,075	84,624
Goodrich BF	3,850	197,736
L-3 Communications	3,250	245,375
		527,735

Banking (4.9%)
Bancorp South Inc	6,150	138,375
Bank Of Hawaii	3,900	149,643
Commerce Bancshares	9,812	359,708
Hudson City Bancorp	13,650	191,919
		839,645

Building (1.6%)
Martin Marietta Materials Inc	2,400	206,568
Shaw Group Inc*	2,600	76,544
		283,112
Capital Goods (0.7%)
Terex Corp	8,100	122,958

Chemicals (2.8%)
Airgas Inc	3,850	171,633
Potash Corp of Saskatchewan Inc	3,275	304,608
		476,241
Consumer Durable (0.7%)
Toro Co	3,600	124,776

Consumer Retail (8.2%)
Abercrombie & Fitch	4,100	117,219
Autozone*	1,600	245,712
BJ's Wholesale Club*	5,650	188,428
Nike Inc Cl B	7,150	404,976
Radioshack Corp	9,300	144,243

Sohu.Com Inc*	1,150	70,346
TJX Companies	6,750	244,552
		1,415,476

Consumer Staples (7.3%)
Avon Prods Inc	6,800	220,184
Lorillard Inc	3,500	258,020
McCormick & Co	4,550	146,601
Reynolds American	7,600	330,676
WW Grainger Inc	3,300	296,703
		1,252,184

Energy (6.3%)
Cameron Intl*	12,400	387,252
Cimarex Energy	6,100	218,258
Noble Energy	2,800	171,136
Oil States Intl Inc*	5,700	154,584
Valero Energy	8,300	149,400
		1,080,630

Financial Diversified (11.0%)
Charles Schwab Corp	15,800	282,346
Eaton Vance Corp	5,950	170,289
Federated Investors	6,500	168,545
HCP Inc	9,650	248,584
Health Care REIT Inc	4,900	196,294
Nationwide Health Pr	6,550	190,081
Northern Trust	6,100	364,841
Ventas Inc	7,950	280,635
		1,901,615

Forest & Paper (1.3%)
Rayonier	5,700	222,243

Health Care (7.8%)
Bio-Rad Labs*	3,175	245,872
Edwards Lifesciences*	2,525	165,160
Express Scripts Inc*	2,550	178,602
Humana Inc*	3,850	126,472
Schein Henry Inc*	3,475	178,546

St. Jude Medical Inc*	4,500	169,695
Watson Pharmaceuticals*	8,100	281,313
		1,345,660

Industrial (3.6%)
Ametek Inc	6,000	194,160
Ball Corp	3,300	159,588
Dover Corp	4,700	159,847
Harsco Corp	3,750	103,163
		616,758

Insurance (6.5%)
American Financial Group	7,800	190,242
Aon Corp	3,175	125,254
Brown & Brown, Inc	7,800	149,604
Lincoln Natl Corp	9,850	208,721
Partnerre Hldgs Ltd	2,400	164,616
Torchmark Corp.	7,050	275,373
		1,113,810

Metals (1.7%)
Freeport-McMoran*	2,211	133,323
Nucor Corp	3,550	157,869
		291,192

Services (6.4%)
Brink's Home Security Holding*	3,400	101,388
International Speedway	8,150	208,396
Republic Service	12,450	331,170
SPX Corp	1,650	87,153
Yum! Brands Inc	10,400	368,784
		1,096,891

Technology (10.7%)
Accenture Ltd.	5,600	196,392
Auto Data Proc	7,100	264,475
CACI Intl Inc Cl A*	8,524	393,809
Equifax	6,300	164,115
Factset Research	3,050	172,935
Fiserv Corp*	4,200	199,122
Harris Corp*	5,350	167,508
Harris Stratex Net	1,329	9,223
Linear Technology Cp	2,900	77,923

Perkin Elmer		8,100	142,803
Synopsys Inc*		3,000	59,940
			1,848,245

Transportation (4.1%)
CSX Corp		11,150	447,338
Kirby Corp*		7,050	260,920
			708,258

Utilities (12.9%)
Alliant Energy Corp		9,500	248,520
American Electric Power		5,950	184,212
Nstar		7,800	250,380
Oneok		2,850	94,335
Scana Corp		5,300	187,355
Sempra Energy		5,200	272,636
Wisconsin Energy		6,000	257,820
			1,495,258

Total Common Stocks		(Cost $16,166,088)	16,762,687

Short-Term Obligations (2.7%)
		Principal Amount
American Family Variable Demand Note
0.10%, due 09/21/2009		470,285	470,285
Cash
	Total Short-Term Obligations	(Cost $470,285)	470,285

Total Investments:	100.1%	(Cost $16,636,373)	17,232,972
Other Assets, Less Liabilities:	(0.1)%		(23,470)
Total Net Assets:	100.0%		$17,209,502

See Notes to Financial Statements

* Non-Income Producing

THOMAS WHITE INTERNATIONAL FUND

Investment Portfolio	July 31, 2009

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	96.4%
AUSTRALIA:	1.7%

	Bhp Billiton +	Metals	79,000	2,489,393
	Rio Tinto Plc +	Metals	7,300	1,223,334
	Westpac Banking Corp +	Banking	110,000	1,992,067
				5,704,794

AUSTRIA:	1.0%

	Omv Ag +	Energy	41,600	1,656,628
	Vienna Insurance + #	Insurance	38,100	1,760,852
				3,417,480

BELGIUM:	1.1%

	Delhaize Freres + #	Consumer Retail	19,000	1,355,699
	Solvay Sa +	Chemicals	17,151	1,683,468
	UCB Sa + #	Health Care	19,000	628,849
				3,668,016

BRAZIL:	3.8%

	Cia De Bebidas Das A	Consumer Staple	22,800	1,615,154
	Cia Vale Do Rio Doce	Metals	203,164	3,527,272
	Itau Unibanco Multip	Banking	170,400	3,068,001
	Itausa-Investimentos	Financial Div.	411,000	2,107,649
	Petroleo Brasileir	Energy	150,400	2,536,240
				12,854,316

CANADA:	5.8%

	Bank Nova Scotia	Banking	35,447	1,510,978
	Canadian Pacific Railway	Transportation	44,000	1,956,434
	Encana Corp	Energy	25,600	1,373,076
	Metro Inc -A	Consumer Retail	46,000	1,441,148
	Nexen Inc	Energy	83,700	1,734,967
	Petro-Canada	Energy	60,300	2,490,330
	Potash Corp Of Saskatchewan	Chemicals	16,550	1,541,828

	Rogers Communications (TSX listed) #	Services	37,500	1,044,000
	Rogers Communications (NYSE listed)	Services	27,800	772,376
	Shoppers Drug Mart	Health Care	76,700	3,204,656
	Toronto-Dominion Bank #	Banking	36,900	2,161,731
				19,231,524

DENMARK:	0.2%

	H Lundbeck A/S + #	Health Care	39,800	771,913

FINLAND:	0.3%

	Nokia OY # +	Technology	68,700	915,565

FRANCE:	8.7%

	Axa Sa +	Insurance	91,900	1,939,026
	Bnp Paribas + #	Banking	73,700	5,365,161
	Bouygues +	Financial Div.	50,150	2,139,244
	Bureau Veritas Sa + #	Services	21,600	1,023,710
	Christian Dior +	Consumer Staple	32,250	2,797,213
	France Telecom Sa +	Communication	91,000	2,271,069
	GDF Suez + #	Utilities	69,940	2,672,554
	Publicis Groupe + #	Services	44,500	1,577,681
	Saint-Gobain + #	Industrial	40,628	1,652,036
	Sanofi-Aventis +	Health Care	65,100	4,263,614
	Schneider Electric +	Industrial	19,900	1,805,776
	Veolia Environment + #	Utilities	49,650	1,705,646
				29,212,730

GERMANY:	4.5%

	BASF +	Chemicals	83,450	4,173,652
	MAN Ag +	Industrial	15,800	1,089,023
	Muenchener Rueckver +	Insurance	10,000	1,512,648
	RWE Ag +	Utilities	45,300	3,838,138
	SAP Ag + #	Technology	57,900	2,726,279
	SGL Carbon Ag *+ #	Industrial	50,200	1,660,009
				14,999,749

HONG KONG:	6.6%

	Chaoda Modern Agriculture + #	Consumer Staple	1,485,120	1,000,525
	Cheung Kong +	Financial Div.	313,000	4,023,396
	Cheung Kong Infrastructure +	Building	412,000	1,499,927
	China Mobile Hong Kong Ltd +	Communication	150,000	1,563,945
	CNOOC Ltd +	Energy	605,000	807,736
	Dongfeng Motor Group +	Consumer Durables	3,640,000	3,854,760
	Industry & Commerce Bank Of China +	Banking	4,305,000	3,081,089
	Jardine Strategic +	Services	113,500	1,845,771
	MTR Corp +	Transportation	674,000	2,438,060
	New World Development +	Industrial	838,000	2,001,479
				22,116,688

INDONESIA:	2.1%

	Gudang Garam Tabak Pt +	Consumer Staple	2,342,000	3,326,811
	Infosys Tech ADR + #	Technology	84,500	3,636,035
				6,962,846

ISRAEL:	2.2%

	Israel Discount Bank +	Banking	652,000	1,084,537
	Teva Pharma ADR #	Health Care	118,600	6,326,124
				7,410,661

ITALY:	2.8%

	ENI Spa +	Energy	229,600	5,366,073
	Intesa Sanpaolo *+	Banking	1,106,300	4,118,202
				9,484,275

JAPAN:	18.1%

	Amada Co Ltd +	Capital Goods	278,000	1,764,577
	Asahi Breweries Ltd +	Consumer Staple	415,800	6,607,644
	Astellas Pharma Inc. +	Health Care	45,600	1,737,921
	Central Japan Railway +	Transportation	185	1,115,751
	Eisai Co +	Health Care	28,600	1,017,605
	Hokuriku Electric Power +	Utilities	79,900	1,829,007
	Honda Motor +	Consumer Durables	134,500	4,323,408
	Kamigumi Co Ltd +	Transportation	160,000	1,331,568
	Marubeni +	Industrial	664,000	3,077,242
	Minebea Co Ltd +	Technology	432,000	1,752,451

	NEC Electronics Corp *+ #	Technology	203,000	2,099,812
	Nintendo Co +	Services	5,400	1,458,298
	Nissan Motor Company *+	Consumer Durables	271,700	1,966,999
	NTT +	Communication	44,500	1,838,491
	Ricoh Co Ltd + #	Technology	155,000	2,043,102
	Sankyo Co Gunma +	Services	31,000	1,847,054
	Sony Financial Holdings +	Insurance	725	2,230,974
	Sumitomo Metal Mining +	Metals	54,000	814,660
	Sumitomo Mitsui Financial +	Banking	54,000	2,304,272
	Tokuyama Corp +	Chemicals	178,000	1,343,686
	Toyo Suisan Kaisha +	Consumer Staple	107,000	2,672,967
				45,177,489

MALAYSIA:	0.5%

	Ammb Holdings Bhd +	Banking	1,506,000	1,712,171

MEXICO:	1.2%

	America Movil SAB +	Communication	800,000	1,714,960
	Grupo Elektra Sa + #	Consumer Retail	43,000	2,226,291
				3,941,251

NETHERLANDS:	3.0%

	Fugro NV-CVA + #	Industrial	26,600	1,192,521
	Koninklijke DSM NV +	Chemicals	65,700	2,351,456
	Unilever NV-CVA+ #	Consumer Staple	243,200	6,642,497
				10,186,474

NORWAY:	0.4%

	DNB NOR ASA * + #	Banking	159,400	1,384,644

POLAND:	0.4%

	Grupa Lotos SA * +	Energy	153,700	1,224,082

RUSSIA:	2.0%

	OAO Gazprom GDR +	Energy	110,400	2,275,322
	Tatneft GDR +	Energy	177,833	4,418,065
				6,693,387

SINGAPORE:	5.1%

	Comfortdelgro Corp +	Transportation	973,000	1,047,629
	Jardine Cycle & Carriage +	Consumer Retail	247,000	4,048,873
	Singapore Telecom +	Communication	1,872,000	4,553,453
	SMRT Corp Ltd +	Transportation	844,000	997,017
	United Overseas Bank +	Banking	523,000	6,409,208
				17,056,180

SOUTH AFRICA:	3.1%

	African Rainbow Mine +	Industrial	59,300	1,003,569
	Anglogold Ashanti +	Metals	64,400	2,488,641
	Arcelormittal SA *+	Metals	54,003	698,351
	MTN Group Ltd +	Communication	171,300	2,822,973
	Pick'n Pay Stores +	Consumer Retail	288,600	1,337,372
	Remgro Ltd +	Financial Div.	194,000	2,009,840
				10,360,746

SOUTH KOREA:	3.9%

	LG Electronics +	Technology	13,000	1,368,189
	Posco ADR #	Metals	30,150	3,047,261
	Samsung Electronics +	Technology	9,000	5,291,442
	SK Telecom +	Communication	10,800	1,631,962
	S-Oil Corp +	Energy	33,850	1,611,257
				12,950,111

SPAIN:	3.3%

	Banco Santander Sa +	Banking	492,275	7,118,247
	Repsol +	Energy	115,100	2,671,471
	Telefonica SA +	Communication	52,400	1,306,342
				11,096,060

SWEDEN:	1.1%

	Atlas Copco + #	Capital Goods	169,800	2,021,724
	Sandvik AB + #	Capital Goods	180,500	1,717,837
				3,739,561

SWITZERLAND:	3.7%

	Julius Baer Holding +	Banking	22,500	1,070,316
	Novartis +	Health Care	157,500	7,191,056
	Zurich Financial +	Insurance	20,450	4,016,777
				12,278,149

UNITED KINGDOM:	13.5%

	Anglo American Plc *+	Metals	77,600	2,501,195
	Astrazeneca Plc +	Health Care	97,000	4,517,688
	Aviva Plc +	Insurance	209,000	1,222,838
	Bhp Billiton Plc +	Metals	149,600	3,899,578
	Bp Plc +	Energy	159,200	1,325,993
	Bt Group Plc +	Communication	849,900	1,796,689
	Centrica Plc +	Utilities	388,200	1,427,450
	Compass Group Plc +	Services	181,700	975,911
	G4S Plc +	Services	450,300	1,604,644
	Hsbc Holdings Plc +	Banking	655,925	6,628,057
	Imperial Tobacco +	Consumer Staple	165,200	4,718,955
	Legal & General Group + #	Insurance	1,100,000	1,186,900
	Royal Dutch Shell B +	Energy	288,900	7,493,026
	Standard Chartered +	Banking	240,300	5,697,104
				44,996,028

UNITED STATES:	0.9%

	Philip Morris Intl +	Consumer Staple	63,000	2,935,800

Total Common Stocks		(Cost $312,908,074)		322,482,690

SHORT TERM OBLIGATIONS:	14.3%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 0.00%, due 08/03/09		$11,223,471	11,223,471
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		36,460,073	37,460,073
Total Short Term Obligations		(Cost $47,683,544)		47,683,544

Total Investments	110.7%	(Cost $360,591,618)	370,166,234
Other Assets, Less Liabilities:	(10.7)%		(35,793,161)
Total Net Assets:	100.0%		$334,373,073

* Non-Income Producing Securities

# All or a portion of securities on loan at July 31, 2009 – See Note 1 (g) to financial statements.

ADR – American Depository Receipt. GDR – Global Depository Receipt.

+ Fair Valued Security

Item 2.	Controls and Procedures.

(a)

Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	September 18, 2009

By:	/s/ David M. Sullivan II.
Treasurer (Principal Financial Officer)

Date:	September 18, 2009